Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15 — COMMITMENTS AND CONTINGENCIES

The Company signed several lease agreements to rent office and a facility for its operations. The lease are from June 1, 2017 to May 30, 2037. As of December 31, 2018, the Company was obligated under operating leases for minimum rentals as follows:

For the Year Ending December 31,
2019	$213,332
2020	213,332
2021	213,332
2022	213,332
2023 and thereafter	3,075,536
$3,928,864